Risk and Capital Management - Summary of Funds Obtained Through the Issuance of Subordinated Debt Securities (Detail)	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Account balance	R$ 35,205,000,000
Brazil, Brazil Real
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Principal amount (original currency)	2,470,000,000
Account balance	R$ 4,902,000,000
Brazil, Brazil Real | Subordinated financial bills eight [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Name of currency	BRL
Issue	2012
Maturity	2019
Return p.a.	110% of CDI
Principal amount (original currency)	R$ 2,000,000
Account balance	R$ 4,000,000
Brazil, Brazil Real | Subordinated financial bills nine [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Name of currency	BRL
Return p.a.	11.96
Principal amount (original currency)	R$ 1,000,000
Account balance	R$ 2,000,000
Brazil, Brazil Real | Subordinated financial bills ten [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Name of currency	BRL
Return p.a.	IPCA + 4.7% to 6.3%
Principal amount (original currency)	R$ 12,000,000
Account balance	R$ 26,000,000
Brazil, Brazil Real | Subordinated financial bills eleven [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Name of currency	BRL
Issue	2012
Maturity	2020
Return p.a.	111% of CDI
Principal amount (original currency)	R$ 101,000,000
Account balance	R$ 187,000,000
Brazil, Brazil Real | Subordinated financial bills twelve [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Name of currency	BRL
Return p.a.	IPCA + 6% to 6.17%
Principal amount (original currency)	R$ 1,000,000
Account balance	R$ 2,000,000
Brazil, Brazil Real | Subordinated financial bills thirteen [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Name of currency	BRL
Issue	2011
Maturity	2021
Return p.a.	109.25% to 110.5% of CDI
Principal amount (original currency)	R$ 20,000,000
Account balance	R$ 44,000,000
Brazil, Brazil Real | Subordinated financial bills fourteen [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Name of currency	BRL
Issue	2012
Maturity	2022
Return p.a.	IPCA + 5.15% to 5.83%
Principal amount (original currency)	R$ 6,000,000
Account balance	R$ 13,000,000
Brazil, Brazil Real | Subordinated financial bills fifteen [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Name of currency	BRL
Return p.a.	IGPM + 4.63%
Principal amount (original currency)	R$ 2,307,000,000
Account balance	4,595,000,000
Brazil, Brazil Real | Subordinated financial bills sixteen [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Principal amount (original currency)	20,000,000
Account balance	R$ 29,000,000
Brazil, Brazil Real | Subordinated financial bills six [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Name of currency	BRL
Issue	2011
Maturity	2019
Return p.a.	109% to 109.7% of CDI
United States of America, Dollars
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Principal amount (original currency)	R$ 7,721,000,000
Account balance	R$ 30,303,000,000
United States of America, Dollars | Subordinated financial bills sixteen [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Name of currency	USD
Issue	2010
Maturity	2020
Return p.a.	6.20
United States of America, Dollars | Subordinated euronotes [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Principal amount (original currency)	R$ 990,000,000
Account balance	R$ 3,881,000,000
United States of America, Dollars | Subordinated euronotes one [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Name of currency	USD
Issue	2010
Maturity	2021
Return p.a.	5.75
Principal amount (original currency)	R$ 1,000,000,000
Account balance	R$ 3,987,000,000
United States of America, Dollars | Subordinated euronotes two [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Name of currency	USD
Issue	2011
Maturity	2021
Return p.a.	5.75% to 6.20%
Principal amount (original currency)	R$ 730,000,000
Account balance	R$ 2,839,000,000
United States of America, Dollars | Subordinated euronotes three [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Name of currency	USD
Issue	2012
Maturity	2021
Return p.a.	6.20
Principal amount (original currency)	R$ 550,000,000
Account balance	R$ 2,131,000,000
United States of America, Dollars | Subordinated euronotes four [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Name of currency	USD
Issue	2012
Maturity	2022
Return p.a.	5.50% to 5.65%
Principal amount (original currency)	R$ 2,600,000,000
Account balance	R$ 10,256,000,000
United States of America, Dollars | Subordinated euronotes five [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Name of currency	USD
Issue	2012
Maturity	2023
Return p.a.	5.13
Principal amount (original currency)	R$ 1,851,000,000
Account balance	R$ 7,209,000,000